Accrued Expenses and Other Payables (Details) - Schedule of Accrued Expenses and Other Payables	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Accrued Expenses and Other Payables [Abstract]
Accrued expenses	$ 1,996,223	$ 255,079	$ 207,028
Accrued deferred offering costs	3,707,394	473,734	784,778
Payable for acquisition of a subsidiary	500,000	63,890
Payable for purchasing office equipment and leasehold improvements			8,310,000
Total	$ 6,203,617	$ 792,703	$ 9,301,806